September 1, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 40 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purposes of this filing are to: provide updating information for the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund, Compass EMP Alternative Asset Fund, Eventide Gilead Fund,  Day Hagan Tactical Allocation Fund of ETFs, Listed Private Equity Plus Fund, SMH Representation Trust, and the Catalyst Value Fund (Class I shares only); and (ii) conform the prospectus to the requirements of the new form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP